Consolidated Statements of Operations (USD $)	12 Months Ended		15 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
Cost of exploration
Exploration costs	$ 73,565	$ 22,130	$ 95,695
Total cost of exploration	73,565	22,130	95,695
Gross margin	(73,565)	(22,130)	(95,695)
Operating expenses
Director's fees	151,875		151,875
Officers' compensation	99,067		99,067
Professional fees	146,061	1,127	147,188
Loss on impairment	750,000	0	750,000
General and administrative expenses	114,311	134	114,445
Total operating expenses	1,261,314	1,261	1,262,575
Loss from operations	(1,334,879)	(23,391)	(1,358,270)
Other (income) expense
Derivative expense	183,563	0	183,563
Change in fair value of derivative liabilities	(54,513)	0	(54,513)
Interest expense	17,213	0	17,213
Other (income) expense, net	146,263	0	146,263
Loss before income tax provision	(1,481,142)	(23,391)	(1,504,533)
Income tax provision	0	0	0
Net loss	(1,481,142)	(23,391)	(1,504,533)
Weighted average common shares outstanding - basic and diluted	56,724,275	3,000,000
Revenue
Revenue earned during the exploration stage	$ 0	$ 0	$ 0